ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale		$ 89,719
Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ 0